Share-based compensation - Changes in stock options (Details)	9 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,283,088	1,516,641
Number of options granted (in shares) | shares	168,588	115,969
Number of options forfeited (in shares) | shares	(63,415)	(28,736)
Number of options exercised (in shares) | shares	(9,179)	(147,025)
Number of options outstanding - end of period (in shares) | shares	1,379,082	1,456,849
Number of options exercisable (in shares) | shares	887,779	814,367
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 12.00	$ 6.73
Weighted average exercise price, options granted (in cad per share) | $ / shares	44.91	53.19
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	46.41	14.84
Weighted average exercise price, options exercised (in cad per share) | $ / shares	14.52	3.37
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	14.42	10.61
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 4.06	$ 2.54